Financial Instruments - Disclosure Details Of Fund Balances Of The Entity (Detail) - BRAZIL - Vinci Monalisa FIM Credito Privado IE [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Assets (liabilities)	R$ 1,025,462	R$ 991,470
Real estate funds [member]
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Assets (liabilities)	214,428	234,245
Mutual funds [member]
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Assets (liabilities)	460,892	535,430
Private equity funds [member]
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Assets (liabilities)	274,699	136,810
Other assets/liabilities [member]
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Assets (liabilities)	R$ 75,443	R$ 84,985